Annual Total Returns [BarChart] - High Yield Bond Series - CLASS S	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	4.87%
Annual Return 2012	14.46%
Annual Return 2013	7.17%
Annual Return 2014	2.04%
Annual Return 2015	(3.28%)
Annual Return 2016	13.41%
Annual Return 2017	8.49%
Annual Return 2018	(1.31%)
Annual Return 2019	13.97%
Annual Return 2020	6.28%